Financial instruments - Additional Information (Detail)	3 Months Ended	9 Months Ended
	Mar. 31, 2017 USD ($) Swaption	Sep. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)
Derivative [Line Items]
Carrying value, long-term debt		$ 2,563,233,000	$ 2,884,514,000
Fair value of long-term obligations under capital lease excluding deferred financing fees		618,812,000	498,357,000
Carrying value of long-term capital lease obligations excluding deferred financing fees		615,623,000	498,784,000
Amount that would be settled in cash in the next 12 months		44,707,000
Swaption agreements | Swaption	2
Asset due to restructured swaption agreements		0	11,338,000
Estimated accumulated other comprehensive loss expected to be reclassified to net earnings		1,146,000
Swaption [Member]
Derivative [Line Items]
Asset due to restructured swaption agreements	$ 11,300,000
Interest rate on terminated swap	5.26%
Senior Unsecured Notes [Member]
Derivative [Line Items]
Carrying value, long-term debt		341,878,000	345,000,000
Fair value, long-term debt		354,459,000	347,898,000
Revolving and Term Loan Credit Facilities [Member]
Derivative [Line Items]
Fair value, long-term debt excluding deferred financing fees		2,116,721,000	2,418,586,000
Carrying value, long-term debt		$ 2,235,691,000	$ 2,558,389,000